Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
1 8 .	Related party transactions
For the years ended December 31, 2019, 2020 and 2021, the related party transactions are as follows:

	For the Years Ended December 31,
	2019	2020	2021
Transaction amount with related parties
Disposal of motor vehicles	—	637	—

	—	637	—

As of December 31, 2020 and 2021, there are no related party balances.